Common Stock Options	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Common Stock Options

Note 19 – Common Stock Options

Stock Incentive Plan

On February 12, 2020, the Company’s stockholders approved our 2019 Stock Incentive Plan (the “2019 Plan”), which had been adopted by the Company’s Board of Directors (the “Board”) as of December 10, 2019. The 2019 Plan provides for the issuance of up to 10,000,000 shares of common stock to the Company and its subsidiaries’ employees, officers, directors, consultants and advisors, stock options (non-statutory and incentive), restricted stock awards, stock appreciation rights (“SARs”), restricted stock units (“RSUs”) and other performance stock awards. Options granted under the 2019 Plan may either be intended to qualify as incentive stock options under the Internal Revenue Code of 1986, or may be non-qualified options, and are exercisable over periods not exceeding ten years from date of grant. Unless sooner terminated in accordance with its terms, the Stock Plan will terminate on December 10, 2029.

Outstanding Options

Options to purchase an aggregate total of 10,392,000 shares of common stock at a weighted average strike price of $0.14, exercisable over a weighted average life of 7.37 years were outstanding as of September 30, 2023.

Options Granted

On August 22, 2023, the Company awarded options to purchase 250,000 shares of common stock under the 2019 Plan at an exercise price equal to $0.10 per share, exercisable over a ten year period to a consultant. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 145% and a call option value of $0.0735, was $18,367. The options were fully vested, resulting in $18,367 of stock-based compensation expense during the nine months ending September 30, 2023.

The Company recognized a total of $121,052, and $123,440 of compensation expense during the nine months ended September 30, 2023 and 2022, respectively, related to common stock options issued in the prior year to officers, directors, and employees that are being amortized over the implied service term, or vesting period, of the options. The remaining unamortized balance of these options is $29,342 as of September 30, 2023.

Note 20 – Common Stock Options

Stock Incentive Plan

On February 12, 2020, the Company’s stockholders approved our 2019 Stock Incentive Plan (the “2019 Plan”), which had been adopted by the Company’s Board of Directors (the “Board”) as of December 10, 2019. The 2019 Plan provides for the issuance of up to 10,000,000 shares of common stock to the Company and its subsidiaries’ employees, officers, directors, consultants and advisors, stock options (non-statutory and incentive), restricted stock awards, stock appreciation rights (“SARs”), restricted stock units (“RSUs”) and other performance stock awards. Options granted under the 2019 Plan may either be intended to qualify as incentive stock options under the Internal Revenue Code of 1986, or may be non-qualified options, and are exercisable over periods not exceeding ten years from date of grant. Unless sooner terminated in accordance with its terms, the Stock Plan will terminate on December 10, 2029.

Common Stock Options Issued for Services

On May 28, 2021, the Company awarded options to purchase 1,000,000 shares of common stock under the 2019 Plan at an exercise price equal to $0.1782 per share, exercisable over a ten year period to the Company’s CFO and COO, Vahé Gabriel. The options vested immediately as to 500,000 shares, and vest as to the remaining 500,000 shares quarterly in 250,000 increments over the following two quarters. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 183% and a call option value of $0.1719, was $171,949. The options were expensed over the vesting period, resulting in $171,949 of stock-based compensation expense during the year ended December 31, 2021.

On May 25, 2021, the Company awarded options to purchase an aggregate 425,000 shares of common stock under the 2019 Plan at an exercise price equal to $0.17 per share, exercisable over a ten year period to three advisory board members. The options vest in equal quarterly installments over two years. The aggregate estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 183% and a call option value of $0.1653, was $70,269. The options are being expensed over the vesting period, resulting in $35,132 and $20,493 of stock-based compensation expense during the years ended December 31, 2022 and 2021, respectively. As of December 31, 2022, a total of $14,644 of unamortized expenses are expected to be expensed over the vesting period.

On January 1, 2021, the Company awarded options to purchase 5,500,000 shares of common stock at an exercise price equal to $0.13 per share to Isiah L. Thomas III, the Company’s Chief Executive Officer and Vice Chairman. The options were issued outside of the 2019 Plan and are exercisable over a ten year period. The options vested immediately as to 2,750,000 shares, and vest as to the remaining 2,750,000 shares quarterly in 250,000 increments over the following eleven quarters. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 192% and a call option value of $0.1174, was $645,624. The options are being expensed over the vesting period, resulting in $117,388 and $410,853 of stock-based compensation expense during the years ended December 31, 2022 and 2021, respectively. As of December 31, 2022, a total of $117,383 of unamortized expenses are expected to be expensed over the vesting period.

On January 1, 2021, the Company awarded options to purchase 350,000 shares of common stock under the 2019 Plan at an exercise price equal to $0.13 per share, exercisable over a ten year period to the Company’s Chairman of the Board, Dr. Ken Perego. The options vest in equal quarterly installments over one year. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 192% and a call option value of $0.1170, was $40,943. The options were expensed over the vesting period, resulting in $40,943 of stock-based compensation expense during the year ended December 31, 2021.

On January 1, 2021, the Company awarded options to purchase 475,000 shares of common stock under the 2019 Plan at an exercise price equal to $0.13 per share, exercisable over a ten year period to Bruce Raben, one of the Company’s Directors. The options vest in equal quarterly installments over one year. The estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 192% and a call option value of $0.1170, was $55,565. The options were expensed over the vesting period, resulting in $55,565 of stock-based compensation expense during the year ended December 31, 2021.

ONE WORLD PRODUCTS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

On January 1, 2021, the Company awarded options to purchase an aggregate 1,842,000 shares of common stock under the 2019 Plan at an exercise price equal to $0.13 per share, exercisable over a ten year period to seven consultants and employees. The options vest in equal quarterly installments over one year. The aggregate estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 192% and a call option value of $0.1170, was $215,475. The options were expensed over the vesting period, resulting in $215,475 of stock-based compensation expense during the year ended December 31, 2021.

Common Stock Options Exercised

On July 26, 2021, a total of 60,000 shares of common stock were issued upon exercise on a cashless basis of options to purchase 125,000 shares of common stock at a price $0.13 per share.

Common Stock Options Expired

On January 28, 2022, options to purchase a total of 500,000 shares of common stock at a price $0.50 per share expired.

The following is a summary of information about the Stock Options outstanding at December 31, 2022.

Shares Underlying
Shares Underlying Options Outstanding				Options Exercisable
Weighted
	Shares	Average	Weighted	Shares	Weighted
	Underlying	Remaining	Average	Underlying	Average
Range of	Options	Contractual	Exercise	Options	Exercise
Exercise Prices	Outstanding	Life	Price	Exercisable	Price
$0.13 - $0.56	10,242,000	8.05 years	$0.15	9,113,528	$0.15

The following is a summary of activity of outstanding stock options:

		Weighted
		Average
	Number	Exercise
	of Shares	Prices
Balance, December 31, 2020	1,275,000	$0.36
Options granted	9,592,000	0.14
Options exercised	(125,000)	(0.13)
Balance, December 31, 2021	10,742,000	0.16
Options granted	-	-
Options expired	(500,000)	(0.50)
Balance, December 31, 2022	10,242,000	$0.15

Exercisable, December 31, 2022	9,113,528	$0.15